DISPOSITION OF BUSINESSES	6 Months Ended
Jun. 30, 2024
Disclosure of Disposition of Businesses [Abstract]
DISPOSITION OF BUSINESSES	DISPOSITION OF BUSINESSES
Dispositions Completed in 2024
a) Disposition of a subsidiary of our Australian port operation
During the first and second quarters of 2024, our Australian port operation sold interests in several of its subsidiaries. The sales resulted in net proceeds of approximately $20 million (Australian port operation consortium of approximately $75 million). Our partnership recognized a gain on sale of approximately $6 million (Australian port operation consortium total of approximately $25 million) in other income (expense) on the Consolidated Statement of Operating Results.
Dispositions Completed in 2023
a) Partial disposition of our Indian telecom tower operation
During the third quarter of 2023, our partnership sold a portion of its interest in our Indian telecom tower operation. The sale resulted in net proceeds of approximately $35 million to the partnership (Indian telecom tower operation consortium of approximately $124 million). Our partnership recognized a gain on sale of approximately $20 million directly in equity in the Consolidated Statement of Partnership Capital.
b) Disposition of our Indian toll roads operation
On June 15, 2023, Brookfield Infrastructure, alongside institutional partners (collectively, the “Indian toll roads consortium”) completed the sale of its interest in its Indian toll roads operation. The sale resulted in net proceeds of approximately $180 million (Indian toll road consortium total of approximately $600 million). Our partnership recognized a gain on sale of approximately $100 million (Indian toll roads consortium total of approximately $340 million) in other income (expense) on the Consolidated Statement of Operating Results.